SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		6 Months Ended			12 Months Ended		21 Months Ended	36 Months Ended
	May 02, 2016 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)
Product Information [Line Items]
Net loss		$ 315,159		$ 191,159	$ 240,580	$ (373,939)
Net current liability		676,682			349,203
Deficit on total equity					24,671
Net cash (used in) provided by operating activities		246,908		66,131	$ 647,279	$ (1,016,347)
Vat rate description					The rate of small-scale VAT is reduced from 3% to 1%
Tax rate for assessable income					(7.00%)	31.00%
Deferred revenue					$ 253,889	$ 509,385
Service Revenue		412,653		726,422	1,246,285	2,268,717
Operating lease right-of-use assets		653,603			712,088	415,770				$ 453,708
Operating lease liabilities		653,603			712,088	415,770				453,708
Total equity		$ 454,845		$ 212,077	$ 24,671	$ (192,247)				$ 128,463	$ 178,436
Cash and cash equivalents rate		100.00%		100.00%
Revenue, description of timing		revenues fell by 43% compared to 2021	revenues fell by 43% compared to 2021
Financial Support, Capital Contributions [Member]
Product Information [Line Items]
VAT monthly small scale		$ 180,151
Revenue Benchmark [Member]
Product Information [Line Items]
Revenue decreased in future business disruptions					0.45
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration of credit risk		10.00%	10.00%	10.00%	10.00%
CNY [Member] | Cash and Cash Equivalents [Member]
Product Information [Line Items]
Foreign currency risk, percentage					0.99	0.99
Valued Added Tax [Member]
Product Information [Line Items]
VAT monthly small scale | ¥	¥ 100,000
Vat rate description	VAT small-scale taxpayers are subject to a VAT rate of 3%	3% to 1%	3% to 1%
Tax rate for assessable income		3.00%	3.00%		1.00%
Income tax percentage, small-scale taxpayers		6.00%	6.00%
Income tax percentage, exempt from VAT payments		3.00%	3.00%
Valued Added Tax [Member] | Minimum [Member]
Product Information [Line Items]
VAT monthly small scale | ¥			¥ 100,000
Valued Added Tax [Member] | Minimum [Member] | Subsequent Event [Member]
Product Information [Line Items]
VAT monthly small scale | ¥							¥ 150,000
Valued Added Tax [Member] | CNY [Member] | Forecast [Member]
Product Information [Line Items]
VAT monthly small scale | ¥								¥ 100,000
Valued Added Tax [Member] | CNY [Member] | Minimum [Member]
Product Information [Line Items]
VAT monthly small scale | ¥									¥ 100,000
Valued Added Tax [Member] | CNY [Member] | Maximum [Member]
Product Information [Line Items]
VAT monthly small scale | ¥									¥ 300,000
Conference And Exhibition Planning [Member]
Product Information [Line Items]
Service Revenue					$ 102,720